Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of credit risk exposure [line items]
Beginning balance			$ 2,998
Ending balance	$ 3,986		3,986
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	3,986	$ 2,794	3,986	$ 2,794
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	3,520	2,412	3,520	2,412
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	466	382	466	382
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	218	89	142	105
Net remeasurement of loss allowance	42	(1)	44	(19)
Loan originations	8	9	21	24
Loan purchases			31
Derecognitions and maturities	(4)	(3)	(8)	(10)
Model changes		7	44	7
Total Provision for Credit Losses (PCL)	46	12	132	2
Write-offs	(1)	(1)	(6)	(5)
Recoveries of previous write-offs	2	3	5	6
Foreign exchange and other	(10)	(4)	(18)	(9)
Ending balance	255	99	255	99
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	751	504	517	576
Net remeasurement of loss allowance	129	43	345	36
Loan originations	20	24	48	60
Loan purchases			179
Derecognitions and maturities	(19)	(13)	(46)	(46)
Model changes		(10)	(34)	(22)
Total Provision for Credit Losses (PCL)	130	44	492	28
Write-offs	(98)	(52)	(242)	(144)
Recoveries of previous write-offs	19	20	48	59
Foreign exchange and other	(19)	(5)	(32)	(8)
Ending balance	783	511	783	511
Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	426	301	365	359
Net remeasurement of loss allowance	109	55	277	74
Loan originations	21	13	60	38
Loan purchases			25
Derecognitions and maturities	(8)	(7)	(22)	(21)
Model changes		18		12
Total Provision for Credit Losses (PCL)	122	79	340	103
Write-offs	(115)	(63)	(299)	(177)
Recoveries of previous write-offs	28	18	70	58
Foreign exchange and other	(12)	(4)	(27)	(12)
Ending balance	449	331	449	331
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	2,438	1,900	1,974	1,918
Net remeasurement of loss allowance	227	52	356	(119)
Loan originations	58	91	202	383
Loan purchases			470
Derecognitions and maturities	(81)	(144)	(252)	(308)
Model changes		(8)	(1)	(13)
Total Provision for Credit Losses (PCL)	204	(9)	775	(57)
Write-offs	(91)	(40)	(234)	(96)
Recoveries of previous write-offs	10	8	35	26
Foreign exchange and other	(62)	(6)	(51)	62
Ending balance	2,499	1,853	2,499	1,853
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,565	1,056	1,565	1,056
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,296	835	1,296	835
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	269	221	269	221
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	77	37	59	46
Transfer to Stage 1	25	9	64	29
Transfer to Stage 2	(4)	(1)	(15)	(3)
Transfer to Stage 3			(1)
Net remeasurement of loss allowance	(26)	(13)	(58)	(51)
Loan originations	8	9	21	24
Loan purchases			31
Derecognitions and maturities	(1)	(1)	(3)	(4)
Model changes		2	(19)	2
Total Provision for Credit Losses (PCL)	2	5	20	(3)
Foreign exchange and other	(1)		(1)	(1)
Ending balance	78	42	78	42
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	257	106	111	128
Transfer to Stage 1	66	54	193	183
Transfer to Stage 2	(15)	(8)	(40)	(30)
Transfer to Stage 3	(3)	(2)	(16)	(4)
Net remeasurement of loss allowance	(68)	(59)	(177)	(199)
Loan originations	17	24	44	60
Loan purchases			179
Derecognitions and maturities	(7)	(4)	(20)	(16)
Model changes		2	(26)	(9)
Total Provision for Credit Losses (PCL)	(10)	7	137	(15)
Foreign exchange and other	(5)	1	(6)	1
Ending balance	242	114	242	114
Stage One [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	156	98	115	114
Transfer to Stage 1	41	29	126	114
Transfer to Stage 2	(12)	(8)	(32)	(25)
Transfer to Stage 3			(2)	(1)
Net remeasurement of loss allowance	(33)	(18)	(116)	(125)
Loan originations	20	13	59	38
Loan purchases			25
Derecognitions and maturities	(2)	(1)	(5)	(4)
Model changes		(8)		(6)
Total Provision for Credit Losses (PCL)	14	7	55	(9)
Foreign exchange and other	(2)	1	(2)	1
Ending balance	168	106	168	106
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,162	736	746	662
Transfer to Stage 1	74	59	212	226
Transfer to Stage 2	(52)	(40)	(124)	(96)
Transfer to Stage 3	(2)	(1)	(19)	(1)
Net remeasurement of loss allowance	(94)	39	(286)	(266)
Loan originations	58	91	199	383
Loan purchases			470
Derecognitions and maturities	(27)	(111)	(105)	(184)
Model changes		18		19
Total Provision for Credit Losses (PCL)	(43)	55	347	81
Foreign exchange and other	(42)	3	(16)	51
Ending balance	1,077	794	1,077	794
Stage Two [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,835	1,242	1,835	1,242
Stage Two [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,648	1,095	1,648	1,095
Stage Two [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	187	147	187	147
Stage Two [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	133	36	67	40
Transfer to Stage 1	(25)	(8)	(64)	(27)
Transfer to Stage 2	7	2	22	8
Transfer to Stage 3	(2)	(1)	(8)	(5)
Net remeasurement of loss allowance	59	11	93	27
Derecognitions and maturities	(3)	(2)	(5)	(6)
Model changes		5	63	5
Total Provision for Credit Losses (PCL)	36	7	101	2
Foreign exchange and other	(2)	(1)	(1)
Ending balance	167	42	167	42
Stage Two [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	364	306	304	357
Transfer to Stage 1	(63)	(52)	(185)	(176)
Transfer to Stage 2	27	16	72	51
Transfer to Stage 3	(27)	(18)	(71)	(61)
Net remeasurement of loss allowance	111	73	313	173
Loan originations	3		4
Derecognitions and maturities	(12)	(9)	(26)	(30)
Model changes		(12)	(8)	(13)
Total Provision for Credit Losses (PCL)	39	(2)	99	(56)
Foreign exchange and other	(3)	(1)	(3)	2
Ending balance	400	303	400	303
Stage Two [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	270	203	250	245
Transfer to Stage 1	(41)	(29)	(126)	(114)
Transfer to Stage 2	12	8	32	25
Transfer to Stage 3	(43)	(27)	(116)	(83)
Net remeasurement of loss allowance	88	51	258	151
Loan originations	1		1
Derecognitions and maturities	(6)	(6)	(17)	(17)
Model changes		26		18
Total Provision for Credit Losses (PCL)	11	23	32	(20)
Foreign exchange and other		(1)	(1)
Ending balance	281	225	281	225
Stage Two [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	871	752	789	855
Transfer to Stage 1	(65)	(51)	(199)	(188)
Transfer to Stage 2	61	45	180	147
Transfer to Stage 3	(58)	(8)	(109)	(40)
Net remeasurement of loss allowance	236	(7)	449	23
Loan originations			3
Derecognitions and maturities	(54)	(33)	(147)	(124)
Model changes		(26)	(1)	(32)
Total Provision for Credit Losses (PCL)	120	(80)	176	(214)
Foreign exchange and other	(4)		22	31
Ending balance	987	672	987	672
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	586	496	586	496
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	576	482	576	482
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	10	14	10	14
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	8	16	16	19
Transfer to Stage 1		(1)		(2)
Transfer to Stage 2	(3)	(1)	(7)	(5)
Transfer to Stage 3	2	1	9	5
Net remeasurement of loss allowance	9	1	9	5
Total Provision for Credit Losses (PCL)	8		11	3
Write-offs	(1)	(1)	(6)	(5)
Recoveries of previous write-offs	2	3	5	6
Foreign exchange and other	(7)	(3)	(16)	(8)
Ending balance	10	15	10	15
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	130	92	102	91
Transfer to Stage 1	(3)	(2)	(8)	(7)
Transfer to Stage 2	(12)	(8)	(32)	(21)
Transfer to Stage 3	30	20	87	65
Net remeasurement of loss allowance	86	29	209	62
Total Provision for Credit Losses (PCL)	101	39	256	99
Write-offs	(98)	(52)	(242)	(144)
Recoveries of previous write-offs	19	20	48	59
Foreign exchange and other	(11)	(5)	(23)	(11)
Ending balance	141	94	141	94
Stage three [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3	43	27	118	84
Net remeasurement of loss allowance	54	22	135	48
Total Provision for Credit Losses (PCL)	97	49	253	132
Write-offs	(115)	(63)	(299)	(177)
Recoveries of previous write-offs	28	18	70	58
Foreign exchange and other	(10)	(4)	(24)	(13)
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	405	412	439	401
Transfer to Stage 1	(9)	(8)	(13)	(38)
Transfer to Stage 2	(9)	(5)	(56)	(51)
Transfer to Stage 3	60	9	128	41
Net remeasurement of loss allowance	85	20	193	124
Total Provision for Credit Losses (PCL)	127	16	252	76
Write-offs	(91)	(40)	(234)	(96)
Recoveries of previous write-offs	10	8	35	26
Foreign exchange and other	(16)	(9)	(57)	(20)
Ending balance	$ 435	$ 387	$ 435	$ 387